Operating Leases (Details Textual) (USD $)	12 Months Ended		0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Aug. 01, 2014
Operating Leases [Line Items]
Operating Leases, Rent Expense, Net	$ 515,000	$ 324,000
Operating Leases, Future Minimum Payments Due	1,916,000
Gaithersburg, Maryland [Member]
Operating Leases [Line Items]
Area Of Operating Lease Property	12,000
Gaithersburg, Maryland [Member] | Lease One [Member] | September 2019 [Member]
Operating Leases [Line Items]
Operating Leases, Future Minimum Payments Due	13,000
Gaithersburg, Maryland [Member] | Lease Two [Member] | September 2019 [Member]
Operating Leases [Line Items]
Operating Leases, Future Minimum Payments Due	4,000
Durham, North Carolina [Member]
Operating Leases [Line Items]
Area Of Operating Lease Property	16,300
Operating Leases, Rent Expense, Net	242,000
Future Sublease Rental Income			13,000
Durham, North Carolina [Member] | December 31, 2018 [Member]
Operating Leases [Line Items]
Operating Leases, Future Minimum Payments Due	20,000
Nashville, Tennessee [Member]
Operating Leases [Line Items]
Area Of Operating Lease Property	2,076
Nashville, Tennessee [Member] | April 30, 2018 [Member]
Operating Leases [Line Items]
Operating Leases, Future Minimum Payments Due	$ 4,000